BASIS OF PRESENTATION AND LIQUIDITY	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 2	-	BASIS OF PRESENTATION AND LIQUIDITY

The information in this quarterly report on Form 10-Q includes the results of operations of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries (collectively the “Company” or “Elite”) for the Current Quarter and Prior Year Quarter. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to rules and regulations of the Securities and Exchange Commission in accordance with accounting principles generally accepted for interim financial statement presentation. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the condensed consolidated financial position, results of operations and cash flows of the Company for the periods presented have been included.

The financial results for the interim periods are not necessarily indicative of the results to be expected for the full year or future interim periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2012 and filed with the SEC on June 29, 2012. There have been no changes in significant accounting policies since March 31, 2012.

The Company does not anticipate being profitable for the Current Fiscal Year; therefore a current provision for income tax was not established for the Current Quarter. Only the minimum liability required for state corporation taxes was considered.

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern. As of the Current Balance Sheet Date, the Company had the following:

Cash reserves (“Cash Reserves”)	$ 0.1 million
Working capital deficit (“Working Capital Deficit”)	$ 3.7 million
Losses from operations for the Current Quarter	$ 0.3 million
Other income for the Current Quarter	$ 9.6 million
Net income for the Current Quarter	$ 9.4 million
NJEDA Bonds Payable (“Current Bond Liability”)	$ 3.4 million

The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Please note that revenues and operating profits for the foreseeable future are expected to be significantly and adversely effected by the FDA’s removal of the Lodrane® extended release product line from the market. The Lodrane® extended release products, which constituted substantially all of the Company’s revenues at the time of FDA’s directive, were included on a list of approximately 500 cough/cold and allergy products which are being removed from the U.S. market pursuant to a directive from the FDA issued on March 4, 2011. Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011 and the Annual Report on Form 10-K filed with the SEC on June 29, 2011 for further details, such filings being herein incorporated by reference.

In addition, the Company has received Notice of Default from the Trustee of the NJEDA Bonds as a result of the utilization of the debt service reserve being used to pay semi-annual interest payments due on September 1st and March 1st of each year. The debt service reserve was first used to make such semi-annual interest payments on March 1, 2009 and has been utilized for all semi-annual interest payments due since then, with the Restricted Cash Interest Payments constituting such payments.

The Company has replenished all amounts withdrawn from the debt service reserve for the payment of semi-annual interest payments, as required, and in accordance with the applicable terms and conditions of such replenishments.

The Company did not have sufficient funds available to make the Restricted Cash Principal Payments and the Outstanding Principal Payments.

The debt service reserve was utilized to make the Restricted Cash Principal Payments, with the Company replenishing such amounts withdrawn from the debt service reserve, as required and in accordance with the applicable terms and conditions of such replenishments.

The Company requested that the Trustee utilize the debt service reserve to pay the principal payment due on September 1, 2010. This request was denied and accordingly the principal payment due on September 1, 2010 was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011 and 2012, with such amount due including principal payments due in the prior year but not paid. There were not sufficient funds available in the debt service reserve and the payment was not made.

Please refer to the definition of Outstanding Bond Principal Payments for details on the amounts of the principal payments which were due and not made.

The Company has requested a postponement of principal payments due on September 1, 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default on the NJEDA Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Please refer to Note 6 to our financial statements for a more detailed discussion of the NJEDA Bonds and Notice of Default.

Please also note that the Working Capital Deficit includes the Current Bond Liability. This amount was first classified as a current liability as of March 31, 2010, due to the Notice of Default received from the Trustee in relation to the NJEDA Bonds. Please refer to the balance sheet and note 5 to our financial statements for details on the Current Bond Liability.

As of the Current Balance Sheet Date, we had Cash Reserves.

We have successfully completed the initial, second and third closings of the Epic Strategic Alliance Agreement and the twelve quarterly payments, with each such quarterly payment being equal to the Epic Quarterly Payment Amount and have accordingly received the full investment from Epic, exclusive of warrant exercise, as provided for in the Epic Strategic Alliance Agreement. For additional information regarding the Epic Strategic Alliance Agreement, please see our disclosures under “Epic Strategic Alliance Agreement” in Item 7 of Part II of our Annual Report on Form 10-K, and in our Current Reports on Form 8-K, filed with the SEC on March 23, 2009, May 6, 2009, June 5, 2009, July 1, 2010 and June 29, 2011, such disclosures being herein incorporated by reference.

Despite having received the full investment from Epic Investments LLC, exclusive of warrant exercise, as provided for in the Epic Strategic Alliance Agreement, we still most likely will be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all.

On December 30, 2011, Elite entered into a securities purchase agreement (the “Socius Agreement”) with Socius CG II, Ltd. (“Socius”), under which, subject to the terms of the Socius Agreement, Elite may sell up to $5 million on non-convertible Series F preferred stock (the “Series F Preferred Stock”) to Socius. On June 20, 2012, the Company filed a letter with the SEC requesting withdrawal of the Registration Statement on Form S-1 (the “Registration Statement”) that it had filed with the SEC on March 1, 2012. The Company had filed the Registration Statement in accordance with the terms of a Socius Agreement. The withdrawal request was deemed granted as the Company did not receive timely notice from the SEC that this request would not be granted.

The Company withdrew the Registration Statement because, after discussion with the SEC’s staff, it determined that the transactions as structured in the Socius Agreement could not be implemented. Accordingly the Company will not be proceeding with the financing under the Socius Agreement. A Current Report on Form 8-K was filed with the SEC on June 21, 2012, such filing being herein incorporated by reference.

On June 12, 2012, Elite entered into a bridge loan agreement, as amended on December 5, 2012, (the “Treppel Credit Line Agreement”) with Jerry Treppel, the Company’s Chairman and CEO. Under the terms of the Treppel Credit Line Agreement, Elite has the right, in its sole discretion to a line of credit (the “Treppel Credit Line”) in the maximum principal amount of up to the Treppel Credit Line Limit, at any one time. Mr. Treppel provided the Treppel Credit Line for the purpose of supporting the acceleration of Elite’s product development activities. The outstanding amount is evidenced by a promissory note which shall mature on the earlier of (i) such date as Elite raises at least two million dollars in gross proceeds from the sale of any of its equity securities or (ii) July 31, 2013, at which time the entire unpaid principal balance, plus accrued interest thereon shall be due and payable in full. Elite may prepay any amounts owed without penalty. Any such prepayments shall first be due and owing and then to principal. Interest only shall be payable quarterly on July 1, October 1, January 1 and April 1 of each year. Prior to maturity or the occurrence of an Event of Default as defined in the Treppel Credit Line Agreement, the Company may borrow, repay and reborrow under the Treppel Credit Line through maturity. Amounts borrowed under the Treppel Credit Line bear interest at the rate of ten percent (10%) per annum. For more detailed information, please refer to the Current Reports on Form 8-K filed with the SEC on June 13, 2012 and December 10,2012, with such filings being herein incorporated by reference.

As of the Current Balance Sheet, the principal balance of the Treppel Credit Line was equal to the Treppel Credit Line Balance and the interest due was equal to the Treppel Credit Line Interest Due.

Furthermore, with regards to our product pipeline, please note that significant delays in the commercialization of Naltrexone 50mg have occurred as a result of a notification received from the FDA reclassifying to a Prior Approval Supplement, the Company’s Changes Being Effected in 30 Days Supplement (“CBE-30”) related to a change in the manufacturing and packaging site of this product.

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued (please see note 13).

Segment Reporting

FASB ASC 280-10-50, “Disclosure about Segments of an Enterprise and Related Information” requires use of the “management approach” model for segment reporting. The management approach is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company operates in one segment for the nine months ended December 31, 2012.